Revenue from services provided to customers (Tables)	6 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenues by types of service
The following tables present revenue earned by Nomura from providing services to customers by relevant line item in the consolidated statements of income for the six and three months ended September 30, 2022 and 2023.

	Millions of yen
	Six months ended September 30
	2022	2023
Commissions	¥138,583	¥171,692
Fees from investment banking	51,474	69,750
Asset management and portfolio service fees	137,288	148,473
Other revenue	21,015	20,653

Total	¥348,360	¥410,568

	Millions of yen
	Three months ended September 30
	2022	2023
Commissions	¥68,152	¥88,922
Fees from investment banking	24,189	38,604
Asset management and portfolio service fees	69,038	76,666
Other revenue	10,563	9,590

Total	¥171,942	¥213,782

Schedule Of Disaggregation Of Brokerage Commissions Revenue
Commissions represent revenue principally from trade execution, clearing services and distribution of fund units primarily provided by the Retail Division and to a lesser extent, the Wholesale Division. The following table shows a breakdown of Commissions for the six and three months ended September 30, 2022 and 2023.

	Millions of yen
	Six months ended September 30
	2022	2023
Brokerage commissions	¥96,820	¥113,548
Commissions for distribution of investment trust	13,924	27,389
Other commissions	27,839	30,755

Total	¥138,583	¥171,692

	Millions of yen
	Three months ended September 30
	2022	2023
Brokerage commissions	¥48,454	¥58,314
Commissions for distribution of investment trust	6,409	13,999
Other commissions	13,289	16,609

Total	¥68,152	¥88,922

Schedule Of Disaggregation Of Investment Banking Revenue	The following table shows the breakdown of Fees from investment banking for the six and three months ended September 30, 2022 and 2023.

	Millions of yen
	Six months ended September 30
	2022	2023
Equity underwriting and distribution fees	¥5,316	¥17,627
Debt underwriting and distribution fees	11,215	10,555
Financial advisory fees	28,310	23,615
Other fees	6,633	17,953

Total	¥51,474	¥69,750

	Millions of yen
	Three months ended September 30
	2022	2023
Equity underwriting and distribution fees	¥1,603	¥13,097
Debt underwriting and distribution fees	4,517	5,211
Financial advisory fees	14,279	9,991
Other fees	3,790	10,305

Total	¥24,189	¥38,604

Schedule Of Disaggregation Of Asset Management Fees And Custody Fee
The following table shows the breakdown of Asset management and portfolio service fees for the six and three months ended September 30, 2022 and 2023.

	Millions of yen
	Six months ended September 30
	2022	2023
Asset management fees	¥86,917	¥92,865
Administration fees	38,578	42,005
Custodial fees	11,793	13,603

Total	¥137,288	¥148,473

	Millions of yen
	Three months ended September 30
	2022	2023
Asset management fees	¥43,197	¥47,630
Administration fees	19,623	22,002
Custodial fees	6,218	7,034

Total	¥69,038	¥76,666

Customer contract receivables, customer contract assets and customer contract liabilities
The following table presents the balances of customer contract receivables and contract liabilities in scope of ASC 606. The amounts of contract assets as of March 31, 2023 and September 30, 2023 were not significant.

	Millions of yen
	March 31, 2023	September 30, 2023
Customer contract receivables	¥85,100	¥92,944
Contract liabilities (1)	5,226	4,963

(1)	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.